T. ROWE PRICE Retirement 2035 Fund
August 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/26
(Cost and value in $000s)
BOND FUNDS 24.1%
T. Rowe Price Funds:
New Income Fund  2,324,279 154,724 93,124 302,194,254 2,351,071
International Bond Fund (USD
Hedged)  917,260 20,614 41,281 105,771,624 892,713
U.S. Treasury Long-Term Index
Fund  731,134 37,450 36,773 105,038,341 713,210
Dynamic Global Bond Fund  552,261 16,165 27,272 71,345,959 539,375
Limited Duration Inflation Focused
Bond Fund  355,667 113,963 21,794 94,993,007 445,517
Emerging Markets Bond Fund  438,203 23,623 20,693 44,580,680 436,445
High Yield Fund  307,730 41,600 12,925 56,624,745 334,086
Floating Rate Fund  97,316 9,899 3,942 11,327,747 103,083
Dynamic Credit Fund  11,572 4,274 447 1,804,255 15,228
Total Bond Funds (Cost $6,331,114) 5,830,728
EQUITY FUNDS 75.7%
T. Rowe Price Funds:
Value Fund  3,117,419 2,043 100,851 55,645,606 3,250,805
Growth Stock Fund  3,191,271 124,529 64,798 27,429,930 3,115,491
U.S. Large-Cap Core Fund  1,728,635 1,211 49,015 35,224,514 1,741,852
Equity Index 500 Fund  1,728,687 35,558 66,151 8,098,305 1,617,717
International Value Equity Fund  1,544,368 — 79,086 53,038,510 1,467,045
Overseas Stock Fund  1,416,095 756 53,640 74,725,716 1,383,920
International Stock Fund  1,247,124 186 96,509 49,503,451 1,174,222
Real Assets Fund  1,149,982 672 33,324 54,746,266 1,141,460
Emerging Markets Discovery Stock
Fund  638,561 234 19,627 26,740,778 588,832
Emerging Markets Stock Fund  609,727 325 18,862 10,313,730 576,847
Mid-Cap Growth Fund  554,012 204 25,425 5,218,685 537,942
Mid-Cap Value Fund  630,936 — 93,960 13,863,816 535,587
New Horizons Fund (2) 371,063 — 24,915 5,580,493 337,453
Small-Cap Stock Fund  348,632 128 19,125 5,050,052 331,789
Small-Cap Value Fund  359,706 — 41,153 5,158,844 316,598
Hedged Equity Fund  176,425 16,502 7,912 13,113,784 186,609
Total Equity Funds (Cost $10,485,015) 18,304,169
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  3,641 106,497 107,779 24,149 2,342
Total Other Mutual Funds (Cost $2,348) 2,342

T. ROWE PRICE Retirement 2035 Fund

$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds  0.1%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (3) 193,773 268,060 446,546 15,287,458 15,287
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 3.743%,
11/3/26 (4) 35,000,000 34,771
Total Short-Term Investments (Cost $50,060) 50,058
Total Investments in Securities 100.0%
(Cost $16,868,537) $ 24,187,297
Other Assets Less Liabilities (0.0)% (10,496)
Net Assets 100.0% $ 24,176,801
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2035 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 650 MSCI EAFE Index contracts 9/26 (104,936) $ (1,969)
Short, 601 Russell 2000 E-Mini Index contracts 9/26 (88,909) 530
Long, 150 S&P 500 E-Mini Index contracts 9/26 57,742 826
Long, 1,321 U.S. Treasury Notes five year
contracts 12/26 139,634 (161)
Net payments (receipts) of variation margin to date 1,164
Variation margin receivable (payable) on open futures contracts $ 390

T. ROWE PRICE Retirement 2035 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (9) $ (171) $ 265
Dynamic Global Bond Fund  (2,569) (1,779) 8,844
Emerging Markets Bond Fund  (616) (4,688) 7,265
Emerging Markets Discovery Stock Fund  10,368 (30,336) —
Emerging Markets Stock Fund  7,281 (14,343) —
Equity Index 500 Fund  101,382 (80,377) 4,661
Floating Rate Fund  (117) (190) 1,839
Growth Stock Fund  17,931 (135,511) —
Hedged Equity Fund  123 1,594 —
High Yield Fund  (406) (2,319) 5,902
International Bond Fund (USD Hedged)  (1,991) (3,880) 6,433
International Stock Fund  22,415 23,421 —
International Value Equity Fund  69,232 1,763 —
Limited Duration Inflation Focused Bond Fund  (282) (2,319) 1,743
Mid-Cap Growth Fund  2,291 9,151 —
Mid-Cap Value Fund  28,601 (1,389) —
New Horizons Fund  1,265 (8,695) —
New Income Fund  (7,395) (34,808) 29,211
Overseas Stock Fund  33,593 20,709 —
Real Assets Fund  14,868 24,130 —
Small-Cap Stock Fund  5,789 2,154 —
Small-Cap Value Fund  11,133 (1,955) —
Transition Fund  (759) (17) 217
U.S. Large-Cap Core Fund  22,264 61,021 —
U.S. Treasury Long-Term Index Fund  (6,568) (18,601) 8,058
Value Fund  39,164 232,194 —
U.S. Treasury Money Fund, 3.74% — — 906
Totals $ 366,988# $ 34,759 $ 75,344+

T. ROWE PRICE Retirement 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $20 of the net realized gain (loss).
+ Investment income comprised $75,344 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2035 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2035 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2035 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 5,830,728 $ — $ — $ 5,830,728
Equity Funds 18,304,169 — — 18,304,169
Other Mutual Funds 2,342 — — 2,342
Short-Term Investments 15,287 34,771 — 50,058
Total Securities 24,152,526 34,771 — 24,187,297
Futures Contracts* 1,356 — — 1,356
Total $ 24,153,882 $ 34,771 $ — $ 24,188,653
Liabilities
Futures Contracts* $ 2,130 $ — $ — $ 2,130
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2035 Fund

political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F158-054Q1 08/26